Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	PERFORMANCE FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000885093
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
Prospectus Date	rr_ProspectusDate	Oct. 01, 2011
The Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	As high a level of current income as is consistent with preservation of capital and liquidity.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.

Trustmark selects only those U.S. dollar-denominated debt instruments that meet the high quality and minimal credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities based on Trustmark’s credit analysis of a security’s issuer. The Fund will invest in securities rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“Rating Agency”) or, if only one Rating Agency has rated the security, within the top two rating categories by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 3% of its total assets, and all the Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).

More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

There can be no assurance that the investment objective of the Fund will be achieved.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s fixed income investments will decline.

Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	1Q 2001	1.31%

Worst quarter:	2Q 2010	0.00%
		For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 0.01%.	[1]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)	[1]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Money Market Fund | Class A | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	261
5 Years	rr_ExpenseExampleYear05	462
10 Years	rr_ExpenseExampleYear10	1,040
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.58%
2002	rr_AnnualReturn2002	1.10%
2003	rr_AnnualReturn2003	0.46%
2004	rr_AnnualReturn2004	0.65%
2005	rr_AnnualReturn2005	2.49%
2006	rr_AnnualReturn2006	4.31%
2007	rr_AnnualReturn2007	4.47%
2008	rr_AnnualReturn2008	1.72%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Class A Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	For current yield information on the Fund, call 1-800-PERFORM.
The Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	As high a level of current income as is consistent with preservation of capital and liquidity.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• The Fund’s Total Annual Fund Operating Expenses remain the same

• Redemption at the end of each period

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.

Trustmark selects only those U.S. dollar-denominated debt instruments that meet the high quality and minimal credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities based on Trustmark’s credit analysis of a security’s issuer. The Fund will invest in securities rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“Rating Agency”) or, if only one Rating Agency has rated the security, within the top two rating categories by the Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 3% of its total assets, and all the Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).

More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

There can be no assurance that the investment objective of the Fund will be achieved.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s fixed income investments will decline.

Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return.

Income Risk Income risk is the possibility that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt instruments.

More information about risks can be found under “Additional Information - More Information About Fund Investments and Risks” in the Prospectus.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	1Q 2001	1.37%

Worst quarter:	4Q 2010	0.01%

For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.01%.
			[2]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (As of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Money Market Fund | Institutional Class | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.84%
2002	rr_AnnualReturn2002	1.35%
2003	rr_AnnualReturn2003	0.71%
2004	rr_AnnualReturn2004	0.91%
2005	rr_AnnualReturn2005	2.74%
2006	rr_AnnualReturn2006	4.57%
2007	rr_AnnualReturn2007	4.73%
2008	rr_AnnualReturn2008	1.98%
2009	rr_AnnualReturn2009	0.09%
2010	rr_AnnualReturn2010	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund's Institutional Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	2.08%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	For current yield information on the Fund, call 1-800-PERFORM.
The U.S. Treasury Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE U.S. TREASURY MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	As high a level of current income as is consistent with liquidity and maximum safety of principal.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• The Fund’s Total Annual Fund Operating Expenses remain the same

• Redemption at the end of each period

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”) (“80% Policy”). U.S. Treasury Securities include Bills, Notes, Bonds, and separately traded registered interest and principal securities (“STRIPs”). The Fund will provide notice to shareholders at least 60 days prior to any changes in this 80% Policy.

In managing the Fund, the portfolio manager focuses on generating a high-level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund maintains an average dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, and limits the maturity of each security in its portfolio to 397 days or less.

More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the U.S. Treasury Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

There can be no assurance that the investment objective of the Fund will be achieved.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

More information about risks can be found under “Additional Information - More Information About Fund Investments and Risks” in the Prospectus.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Although the U.S. Treasury Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the U.S. Treasury Money Market Fund by showing changes in the Fund’s performance from year to year, and for the one year and since inception periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the U.S. Treasury Money Market Fund by showing changes in the Fund’s performance from year to year, and for the one year and since inception periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	1Q 2008	0.55%

Worst quarter:	2Q 2010	0.00%

For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.01%.
			[3]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (As of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The U.S. Treasury Money Market Fund | Institutional Class | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	640
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.25%
2009	rr_AnnualReturn2009	0.04%
2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	For current yield information on the Fund, call 1-800-PERFORM.
The U.S. Treasury Money Market Fund | Institutional Class | Return Before Taxes | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2007
The Short Term Government Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE SHORT TERM GOVERNMENT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	As high a level of current income as is consistent with limiting the risk of potential loss.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	pft885093_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your Investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in U.S. Government Securities (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar-weighted average portfolio maturity of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and the credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.

U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with market fluctuations.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	3Q 2001	2.96%

Worst quarter:	2Q 2004	(0.73)%
		For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 0.43%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Excluding sales charges, which if included, would cause return(s) to be lower.)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)	[4]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Short Term Government Income Fund | Class A | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	390
3 Years	rr_ExpenseExampleYear03	602
5 Years	rr_ExpenseExampleYear05	832
10 Years	rr_ExpenseExampleYear10	1,490
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.36%
2002	rr_AnnualReturn2002	4.93%
2003	rr_AnnualReturn2003	0.67%
2004	rr_AnnualReturn2004	0.71%
2005	rr_AnnualReturn2005	1.20%
2006	rr_AnnualReturn2006	3.60%
2007	rr_AnnualReturn2007	5.66%
2008	rr_AnnualReturn2008	5.11%
2009	rr_AnnualReturn2009	0.92%
2010	rr_AnnualReturn2010	1.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Class A Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.43%
The Short Term Government Income Fund | Class A | Return Before Taxes (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	(1.95%)
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	2.78%
The Short Term Government Income Fund | Class A | Return After Taxes on Distributions (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	1.67%
The Short Term Government Income Fund | Class A | Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.71%
The Short Term Government Income Fund | Class A | BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[4]
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	4.03%
The Short Term Government Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE SHORT TERM GOVERNMENT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	As high a level of current income as is consistent with limiting the risk of potential loss.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• The Fund’s Total Annual Fund Operating Expenses remain the same

• Redemption at the end of each period

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in U.S. Government Securities (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar-weighted average portfolio maturity of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and the credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.

U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with market fluctuations.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	3Q 2001	3.13%

Worst quarter:	2Q 2004	(0.67)%

For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.52%.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (As of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Short Term Government Income Fund | Institutional Class | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.62%
2002	rr_AnnualReturn2002	5.19%
2003	rr_AnnualReturn2003	0.92%
2004	rr_AnnualReturn2004	1.06%
2005	rr_AnnualReturn2005	1.31%
2006	rr_AnnualReturn2006	3.89%
2007	rr_AnnualReturn2007	5.84%
2008	rr_AnnualReturn2008	5.20%
2009	rr_AnnualReturn2009	1.21%
2010	rr_AnnualReturn2010	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.52%
The Short Term Government Income Fund | Institutional Class | Return Before Taxes | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	3.33%
The Short Term Government Income Fund | Institutional Class | Return After Taxes on Distributions | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	2.13%
The Short Term Government Income Fund | Institutional Class | Return After Taxes on Distributions and Sale of Shares | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.13%
The Short Term Government Income Fund | Institutional Class | BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[4]
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	4.03%
The Intermediate Term Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE INTERMEDIATE TERM INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Total return, within certain parameters, is a secondary consideration.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	pft885093_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 65% of its net assets in U.S. Government Securities (“65% Policy”). The Fund will normally have a dollar-weighted average portfolio maturity of 3-10 years. While maturity and credit quality are the most important investment factors, the Fund also considers (1) current yield and yield to maturity and (2) potential for capital gain when making investment decisions.

U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or a government sponsored entity (“GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with market fluctuations.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4Q 2008	5.97%

Worst quarter:	2Q 2004	(2.41)%
		For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 2.30%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Excluding sales charges, which if included, would cause return(s) to be lower.)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Intermediate Term Income Fund | Class A | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	625
3 Years	rr_ExpenseExampleYear03	856
5 Years	rr_ExpenseExampleYear05	1,105
10 Years	rr_ExpenseExampleYear10	1,819
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.82%
2002	rr_AnnualReturn2002	9.58%
2003	rr_AnnualReturn2003	2.58%
2004	rr_AnnualReturn2004	3.49%
2005	rr_AnnualReturn2005	1.36%
2006	rr_AnnualReturn2006	3.68%
2007	rr_AnnualReturn2007	6.58%
2008	rr_AnnualReturn2008	8.64%
2009	rr_AnnualReturn2009	2.99%
2010	rr_AnnualReturn2010	5.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.41%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Class A Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.30%
The Intermediate Term Income Fund | Class A | Return Before Taxes (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with maximum sales charges)
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	4.29%
10 Years	rr_AverageAnnualReturnYear10	4.61%
The Intermediate Term Income Fund | Class A | Return After Taxes on Distributions (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (with maximum sales charges)
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	2.96%
The Intermediate Term Income Fund | Class A | Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares (with maximum sales charges)
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	2.94%
The Intermediate Term Income Fund | Class A | BofA Merrill Lynch U.S. Corporate & Government Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Corporate & Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[5]
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	5.80%
The Intermediate Term Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE INTERMEDIATE TERM INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Total return, within certain parameters, is a secondary consideration.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• The Fund’s Total Annual Fund Operating Expenses remain the same

• Redemption at the end of each period

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 65% of its net assets in U.S. Government Securities (“65% Policy”). The Fund will normally have a dollar-weighted average portfolio maturity of 3-10 years. While maturity and credit quality are the most important investment factors, the Fund also considers (1) current yield and yield to maturity and (2) potential for capital gain when making investment decisions.

U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or a government sponsored entity (“GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with market fluctuations.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4Q 2008	6.01%

Worst quarter:	2Q 2004	(2.35)%

For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 2.40%.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (As of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Intermediate Term Income Fund | Institutional Class | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	8.09%
2002	rr_AnnualReturn2002	9.96%
2003	rr_AnnualReturn2003	2.84%
2004	rr_AnnualReturn2004	3.66%
2005	rr_AnnualReturn2005	1.67%
2006	rr_AnnualReturn2006	3.75%
2007	rr_AnnualReturn2007	6.86%
2008	rr_AnnualReturn2008	8.84%
2009	rr_AnnualReturn2009	3.18%
2010	rr_AnnualReturn2010	5.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.40%
The Intermediate Term Income Fund | Institutional Class | Return Before Taxes | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	5.40%
The Intermediate Term Income Fund | Institutional Class | Return After Taxes on Distributions | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	3.66%
The Intermediate Term Income Fund | Institutional Class | Return After Taxes on Distributions and Sale of Shares | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	3.58%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.58%
The Intermediate Term Income Fund | Institutional Class | BofA Merrill Lynch U.S. Corporate & Government Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Corporate & Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[5]
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	5.80%
The Strategic Dividend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE STRATEGIC DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High level of current income and long term growth of income consistent with preservation of capital. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	pft885093_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts also known as “REITs”) (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Orleans Capital Management (“OCM”), the Fund’s Sub-Adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity instruments and investment grade quality debt securities in the ten economic sectors of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.

The Sub-Adviser expects that a significant portion of the Fund’s equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when, in the assessment of the Fund’s Sub-Adviser, the income or growth potential of such securities materially changes.

In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investments in a single, specific sector will comprise as much as 50% of the Fund’s assets. With respect to the Fund’s investments in fixed income securities, the Fund will invest in securities with individual maturities between one and 25 years. However, from time to time, the Fund may invest in fixed income securities having remaining maturities of 90 days or less.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investments in a single, specific sector will comprise as much as 50% of the Fund’s assets.
PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with bond market fluctuations and the stock market in general will fluctuate which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	3Q 2009	15.17%

Worst quarter:	4Q 2008	(20.78)%
		For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 8.59%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Excluding sales charges, which if included, would cause return(s) to be lower.)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)	[6]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Strategic Dividend Fund | Class A | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[7]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.28%	[7]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	649
3 Years	rr_ExpenseExampleYear03	958
5 Years	rr_ExpenseExampleYear05	1,289
10 Years	rr_ExpenseExampleYear10	2,223
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.63%
2006	rr_AnnualReturn2006	17.45%
2007	rr_AnnualReturn2007	5.00%
2008	rr_AnnualReturn2008	(30.28%)
2009	rr_AnnualReturn2009	23.49%
2010	rr_AnnualReturn2010	17.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Class A Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.59%
The Strategic Dividend Fund | Class A | Return Before Taxes (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	11.06%
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2004
The Strategic Dividend Fund | Class A | Return After Taxes on Distributions (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	10.67%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2004
The Strategic Dividend Fund | Class A | Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2004
The Strategic Dividend Fund | Class A | Dow Jones Select Dividend Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Select Dividend Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	18.32%
5 Years	rr_AverageAnnualReturnYear05	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2004
The Strategic Dividend Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE STRATEGIC DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High level of current income and long term growth of income consistent with preservation of capital. The objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts, also known as “REITs”) (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Orleans Capital Management (“OCM”), the Fund’s Sub-Adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity instruments and investment grade quality debt securities in the ten economic sectors of the Standard & Poor’s 500® Composite Stock Index (“S&P 500 Index”). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.

The Sub-Adviser expects that a significant portion of the Fund’s equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when in the assessment of the Fund’s Sub-Adviser, the income or growth potential of such securities materially changes.

In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investment in a single, specific sector will comprise as much as 50% of the Fund’s assets. With respect to the Fund’s investments in fixed income securities, the Fund will invest in securities with individual maturities between 1 and 25 years. However, from time to time, the Fund may invest in fixed income securities having remaining maturities of 90 days or less.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investment in a single, specific sector will comprise as much as 50% of the Fund’s assets.
PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk The value of debt securities will rise and fall generally with bond market fluctuations and the stock market in general will fluctuate which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.

Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	3Q 2009	15.21%

Worst quarter:	4Q 2008	(20.79)%

For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 8.75%.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (As of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Strategic Dividend Fund | Institutional Class | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[8]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%	[8]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	373
5 Years	rr_ExpenseExampleYear05	661
10 Years	rr_ExpenseExampleYear10	1,481
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.79%
2006	rr_AnnualReturn2006	17.67%
2007	rr_AnnualReturn2007	5.34%
2008	rr_AnnualReturn2008	(30.19%)
2009	rr_AnnualReturn2009	23.89%
2010	rr_AnnualReturn2010	17.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.75%
The Strategic Dividend Fund | Institutional Class | Return Before Taxes | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.45%
5 Years	rr_AverageAnnualReturnYear05	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2004
The Strategic Dividend Fund | Institutional Class | Return After Taxes on Distributions | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.03%
5 Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2004
The Strategic Dividend Fund | Institutional Class | Return After Taxes on Distributions and Sale of Shares | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	11.78%
5 Years	rr_AverageAnnualReturnYear05	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2004
The Strategic Dividend Fund | Institutional Class | Dow Jones Select Dividend Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Select Dividend Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	18.32%
5 Years	rr_AverageAnnualReturnYear05	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2004
The Large Cap Equity Fund | Class A and B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE LARGE CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income generation is a secondary consideration.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Class A shares of Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	pft885093_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Class A shares of Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge (CDSC) on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its assets in common stocks of large, well-established U.S. companies (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Trustmark considers large companies to be companies whose market capitalizations are equal to or in excess of the median capitalization of the Standard and Poors 500® Index (“S&P 500® Index”) at the time of the purchase of the issuer’s securities. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of June 30, 2011, the median capitalization of the S&P 500® Index was $11.43 billion. The S&P 500® Index is rebalanced quarterly. Trustmark, focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, Trustmark selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in Trustmark’s opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer’s dividend record may, in Trustmark’s opinion, have a favorable influence on the securities’ market value. Trustmark will consider selling securities that no longer meet the Fund’s criteria for investing.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2Q 2003	12.26%

Worst quarter:	4Q 2008	(19.00)%
		For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 6.73%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Excluding sales charges, which if included, would cause return(s) to be lower.)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Large Cap Equity Fund | Class A and B | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[9]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	648
3 Years	rr_ExpenseExampleYear03	927
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,077
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(10.53%)
2002	rr_AnnualReturn2002	(21.97%)
2003	rr_AnnualReturn2003	19.69%
2004	rr_AnnualReturn2004	10.77%
2005	rr_AnnualReturn2005	7.40%
2006	rr_AnnualReturn2006	9.01%
2007	rr_AnnualReturn2007	9.72%
2008	rr_AnnualReturn2008	(34.46%)
2009	rr_AnnualReturn2009	11.48%
2010	rr_AnnualReturn2010	11.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Class A Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.73%
The Large Cap Equity Fund | Class A and B | Class B Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[9]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,288
10 Years	rr_ExpenseExampleYear10	2,181
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B without Redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,181
The Large Cap Equity Fund | Class A and B | Return Before Taxes (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05	(1.59%)
10 Years	rr_AverageAnnualReturnYear10	(0.86%)
The Large Cap Equity Fund | Class A and B | Return Before Taxes (with applicable CDSC) | Class B Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with applicable CDSC)
1 Year	rr_AverageAnnualReturnYear01	5.63%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10	(0.92%)
The Large Cap Equity Fund | Class A and B | Return After Taxes on Distributions (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	(2.84%)
10 Years	rr_AverageAnnualReturnYear10	(2.39%)
The Large Cap Equity Fund | Class A and B | Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	(1.19%)
10 Years	rr_AverageAnnualReturnYear10	(0.82%)
The Large Cap Equity Fund | Class A and B | S&P 500? Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[10]
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
The Large Cap Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE LARGE CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income generation is a secondary consideration.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• The Fund’s Total Annual Fund Operating Expenses remain the same

• Redemption at the end of each period

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its assets in common stocks of large, well-established U.S. companies (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Trustmark, the Funds investment adviser, considers large companies to be companies whose market capitalizations are equal to or in excess of the median capitalization of the Standard and Poors 500® Index (“S&P 500 Index”) at the time of the purchase of the issuer’s securities. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of June 30, 2011 the median capitalization of the S&P 500® Index was $11.43 billion. The S&P 500® Index is rebalanced quarterly. Trustmark Investment Advisors, Inc. (“Trustmark”), focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, Trustmark selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in Trustmark’s opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer’s dividend record may, in Trustmark’s opinion, have a favorable influence on the securities’ market value. Trustmark will consider selling securities that no longer meet the Fund’s criteria for investing.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

More information about risks can be found under “Additional Information — More Information About Fund investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2Q 2003	12.40%

Worst quarter:	4Q 2008	(18.91)%

For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 6.84%.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (As of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Large Cap Equity Fund | Institutional Class | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(10.31%)
2002	rr_AnnualReturn2002	(21.83%)
2003	rr_AnnualReturn2003	20.10%
2004	rr_AnnualReturn2004	11.07%
2005	rr_AnnualReturn2005	7.58%
2006	rr_AnnualReturn2006	9.21%
2007	rr_AnnualReturn2007	9.89%
2008	rr_AnnualReturn2008	(34.32%)
2009	rr_AnnualReturn2009	11.66%
2010	rr_AnnualReturn2010	11.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.84%
The Large Cap Equity Fund | Institutional Class | Return Before Taxes | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.75%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	(0.10%)
The Large Cap Equity Fund | Institutional Class | Return After Taxes on Distributions | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.61%
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
10 Years	rr_AverageAnnualReturnYear10	(1.68%)
The Large Cap Equity Fund | Institutional Class | Return After Taxes on Distributions and Sale of Shares | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	(0.21%)
The Large Cap Equity Fund | Institutional Class | S&P 500? Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P®500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[10]
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
The Mid Cap Equity Fund | Class A and B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital by attempting to outperform the Standard and Poors MidCap 400 Index (“S&P MidCap 400 Index”).
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	pft885093_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge (CDSC) on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P Midcap 400 Index (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Trustmark Investment Advisors, Inc. (“Trustmark”), the Fund’s investment adviser, selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalizations ranging from $630 million to $11.15 billion as of June 30, 2011. The S&P MidCap 400 Index is rebalanced quarterly.

Trustmark will rely extensively upon computer models developed by it for stock selection. The disciplined approach, which is based on input of the Fund’s companies’ fundamentals, allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund’s portfolio, depending on its size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. Trustmark may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

Factors considered by Trustmark when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. Trustmark will consider selling those securities which no longer meet the Fund’s criteria for market capitalization.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Capitalization Risk Medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in its performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in its performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2Q 2003	15.58%

Worst quarter:	4Q 2008	(27.59)%
		For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 9.25%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Excluding sales charges, which if included, would cause return(s) to be lower.)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Mid Cap Equity Fund | Class A and B | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[9]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	656
3 Years	rr_ExpenseExampleYear03	953
5 Years	rr_ExpenseExampleYear05	1,272
10 Years	rr_ExpenseExampleYear10	2,172
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(6.70%)
2002	rr_AnnualReturn2002	(12.02%)
2003	rr_AnnualReturn2003	31.94%
2004	rr_AnnualReturn2004	15.49%
2005	rr_AnnualReturn2005	13.69%
2006	rr_AnnualReturn2006	1.70%
2007	rr_AnnualReturn2007	21.02%
2008	rr_AnnualReturn2008	(41.99%)
2009	rr_AnnualReturn2009	13.96%
2010	rr_AnnualReturn2010	24.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.59%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Class A Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.25%
The Mid Cap Equity Fund | Class A and B | Class B Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[9]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	961
5 Years	rr_ExpenseExampleYear05	1,334
10 Years	rr_ExpenseExampleYear10	2,276
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B without Redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,276
The Mid Cap Equity Fund | Class A and B | Return Before Taxes (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
10 Years	rr_AverageAnnualReturnYear10	3.12%
The Mid Cap Equity Fund | Class A and B | Return Before Taxes (with applicable CDSC) | Class B Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with applicable CDSC)
1 Year	rr_AverageAnnualReturnYear01	18.15%
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
10 Years	rr_AverageAnnualReturnYear10	3.04%
The Mid Cap Equity Fund | Class A and B | Return After Taxes on Distributions (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
10 Years	rr_AverageAnnualReturnYear10	1.87%
The Mid Cap Equity Fund | Class A and B | Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	(0.74%)
10 Years	rr_AverageAnnualReturnYear10	2.53%
The Mid Cap Equity Fund | Class A and B | S&P MidCap 400? Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[11]
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
The Mid Cap Equity Fund | Class A and B | Russell MidCap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell MidCap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[11]
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.54%
The Mid Cap Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital by attempting to outperform the Standard and Poors MidCap 400 Index (“S&P MidCap 400 Index”).
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• The Fund’s Total Annual Fund Operating Expenses remain the same

• Redemption at the end of each period

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P MidCap 400 Index (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Trustmark Investment Advisors, Inc. (“Trustmark”), the Fund’s investment adviser, selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalizations ranging from $630 million to $11.15 billion as of June 30, 2011. The S&P MidCap 400 Index is rebalanced quarterly.

Trustmark will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund’s companies’ fundamentals allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund’s portfolio, depending on its size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. Trustmark may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.

Factors considered by Trustmark when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. Trustmark will consider selling those securities which no longer meet the Fund’s criteria for market capitalization.

More information about permissible investments can be found under “Additional Information - More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Mid Cap Equity Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Capitalization Risk Medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

More information about risks can be found under “Additional Information — More Information About Fund Investment and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2Q 2003	15.67%

Worst quarter:	4Q 2008	(27.50)%

For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Shares was 9.33%.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (As of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Mid Cap Equity Fund | Institutional Class | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(6.48%)
2002	rr_AnnualReturn2002	(11.76%)
2003	rr_AnnualReturn2003	32.25%
2004	rr_AnnualReturn2004	15.73%
2005	rr_AnnualReturn2005	13.92%
2006	rr_AnnualReturn2006	1.88%
2007	rr_AnnualReturn2007	21.08%
2008	rr_AnnualReturn2008	(41.83%)
2009	rr_AnnualReturn2009	14.07%
2010	rr_AnnualReturn2010	24.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.33%
The Mid Cap Equity Fund | Institutional Class | Return Before Taxes | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.36%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	3.89%
The Mid Cap Equity Fund | Institutional Class | Return After Taxes on Distributions | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.36%
5 Years	rr_AverageAnnualReturnYear05	(0.70%)
10 Years	rr_AverageAnnualReturnYear10	2.65%
The Mid Cap Equity Fund | Institutional Class | Return After Taxes on Distributions and Sale of Shares | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	3.21%
The Mid Cap Equity Fund | Institutional Class | S&P MidCap 400? Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® MidCap 400 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[11]
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
The Mid Cap Equity Fund | Institutional Class | Russell MidCap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell MidCap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[11]
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.54%
The Leaders Equity Fund | Class A and B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE LEADERS EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	pft885093_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (CDSC) on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Leaders Equity Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by Trustmark to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services (“80% Policy”). The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, Trustmark will pursue an investment blend of two types of stocks:

• Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

• Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.

Trustmark uses a “bottom up” approach in selecting stocks, which means that Trustmark looks primarily at individual issuers against the context of broader market factors. The Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of Trustmark, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its “bottom up” stock selection, Trustmark considers factors that (1) have contributed to a company’s past or present stock price performance, or (2) it believes will contribute to a company’s future stock price performance. Such factors include the company’s (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by Trustmark are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. Trustmark considers these companies “Leaders” in their respective categories, whether a broad market, industry or sector category.

The Fund usually will sell portfolio securities if:

• the price of the security is overvalued;

• the companies’ earnings are consistently lower than expected;

• more favorable opportunities are identified.

The Fund may trade its investments without regard to the length of time they have been owned by the Fund. Trustmark expects the Fund’s portfolio turnover to exceed 150%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund’s performance. See “Additional Information — Portfolio Turnover” in the Prospectus for additional information.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Leaders Equity Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

Growth Stocks Growth stocks generally purchased by the Fund may involve large price swings and potential for loss.

Capitalization Risk Small and medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Class A (Excluding sales charges, which if included, would cause return(s) to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	3Q 2010	14.85%

Worst quarter:	4Q 2008	(26.56)%
		For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 11.89%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Excluding sales charges, which if included, would cause return(s) to be lower.)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Leaders Equity Fund | Class A and B | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[12]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.51%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	671
3 Years	rr_ExpenseExampleYear03	1,045
5 Years	rr_ExpenseExampleYear05	1,443
10 Years	rr_ExpenseExampleYear10	2,554
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(20.41%)
2002	rr_AnnualReturn2002	(22.51%)
2003	rr_AnnualReturn2003	28.12%
2004	rr_AnnualReturn2004	18.94%
2005	rr_AnnualReturn2005	11.10%
2006	rr_AnnualReturn2006	6.18%
2007	rr_AnnualReturn2007	21.82%
2008	rr_AnnualReturn2008	(46.63%)
2009	rr_AnnualReturn2009	13.56%
2010	rr_AnnualReturn2010	25.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund's Class A Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.89%
The Leaders Equity Fund | Class A and B | Class B Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[13]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[12]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.26%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,056
5 Years	rr_ExpenseExampleYear05	1,509
10 Years	rr_ExpenseExampleYear10	2,658
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B without Redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	756
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,309
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,658
The Leaders Equity Fund | Class A and B | Return Before Taxes (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	(1.39%)
10 Years	rr_AverageAnnualReturnYear10	(0.27%)
The Leaders Equity Fund | Class A and B | Return Before Taxes (with applicable CDSC) | Class B Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (with applicable CDSC)
1 Year	rr_AverageAnnualReturnYear01	19.64%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	(0.35%)
The Leaders Equity Fund | Class A and B | Return After Taxes on Distributions (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	(2.03%)
10 Years	rr_AverageAnnualReturnYear10	(0.59%)
The Leaders Equity Fund | Class A and B | Return After Taxes On Distributions And Sale Of Shares (with maximum sales charge) | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)
1 Year	rr_AverageAnnualReturnYear01	12.37%
5 Years	rr_AverageAnnualReturnYear05	(1.22%)
10 Years	rr_AverageAnnualReturnYear10	(0.25%)
The Leaders Equity Fund | Class A and B | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[14]
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
The Leaders Equity Fund | Class A and B | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[14]
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
The Leaders Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE LEADERS EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES	pft885093_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover	pft885093_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
PRINCIPAL INVESTMENT STRATEGIES	pft885093_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by Trustmark to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services (“80% Policy”). The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, Trustmark will pursue an investment blend of two types of stocks:

• Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

• Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.

Trustmark uses a “bottom up” approach in selecting stocks, which means that Trustmark looks primarily at individual issuers against the context of broader market factors. The Leaders Equity Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of the Adviser, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its “bottom up” stock selection, Trustmark considers factors that (1) have contributed to a company’s past or present stock price performance or (2) it believes will contribute to a company’s future stock price performance. Such factors include the company’s (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by Trustmark are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. Trustmark considers these companies “Leaders” in their respective categories, whether a broad market, industry or sector category.

The Fund usually will sell portfolio securities if:

• the price of the security is overvalued;

• the companies’ earnings are consistently lower than expected;

• more favorable opportunities are identified.

The Fund may trade its investments without regard to the length of time they have been owned by the Fund. Trustmark believes that the Fund’s portfolio turnover may exceed 150%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund’s performance. See “Additional Information — Portfolio Turnover” in the Prospectus.

More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS	pft885093_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.

Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.

Growth Stocks Growth stocks generally purchased by the Fund may involve large price swings and potential for loss.

Capitalization Risk Small and medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.

More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
PERFORMANCE BAR CHART AND TABLE	pft885093_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	3Q 2010	14.95%

Worst quarter:	4Q 2008	(26.62)%

For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 12.21%.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (As of December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.performancefunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 737-3676
The Leaders Equity Fund | Institutional Class | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[15]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.26%	[15]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	461
5 Years	rr_ExpenseExampleYear05	817
10 Years	rr_ExpenseExampleYear10	1,821
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(20.27%)
2002	rr_AnnualReturn2002	(22.30%)
2003	rr_AnnualReturn2003	28.34%
2004	rr_AnnualReturn2004	19.23%
2005	rr_AnnualReturn2005	11.35%
2006	rr_AnnualReturn2006	6.54%
2007	rr_AnnualReturn2007	22.12%
2008	rr_AnnualReturn2008	(46.56%)
2009	rr_AnnualReturn2009	13.81%
2010	rr_AnnualReturn2010	25.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.21%
The Leaders Equity Fund | Institutional Class | Return Before Taxes | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.89%
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	0.50%
The Leaders Equity Fund | Institutional Class | Return After Taxes on Distributions | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.89%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10	0.18%
The Leaders Equity Fund | Institutional Class | Return After Taxes on Distributions and Sale of Shares | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	0.41%
The Leaders Equity Fund | Institutional Class | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[14]
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
The Leaders Equity Fund | Institutional Class | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[14]
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%

[1]	As of December 31, 2010 the 7-day current yield of the Fund's Class A shares was 0.02%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in The Wall Street Journal each Thursday.
[2]	As of December 31, 2010 the 7-day current yield of the Fund's Institutional Class shares was 0.03%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund's yield appears in The Wall Street Journal each Thursday.
[3]	As of December 31, 2010 the 7-day current yield of the Fund's Institutional Class shares was 0.02%. For current yield information on the Fund, call 1-800-PERFORM. The U.S. Treasury Money Market Fund's yield appears in The Wall Street Journal each Thursday.
[4]	The BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index is an unmanaged index comprised of U.S. Treasury issues and debt securities of U.S. Government agencies.
[5]	The BofA Merrill Lynch U.S. Corporate & Government Index is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities.
[6]	The Dow Jones Select Dividend Index (the "Index"), is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. The Index represents the top 100 U.S. stocks by dividend yield.
[7]	The Fund's investment adviser, Trustmark Investment Advisors, Inc. ("Trustmark"), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund's Class A Shares to 1.20%. These contractual limitations are in effect until at least September 30, 2012 and may not be revised or terminated without Board approval.
[8]	The Fund's investment adviser, Trustmark Investment Advisors, Inc. ("Trustmark"), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund's Institutional Class shares to 0.95%. These contractual limitations are in effect until at least September 30, 2012 and may not be revised or terminated without Board approval.
[9]	The contingent deferred sales charge (CDSC) on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
[10]	The S&P 500 Index is an unmanaged index of common stocks representative of the large company sector of the equity market.
[11]	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.
[12]	The Fund's investment adviser, Trustmark Investment Advisors, Inc. ("Trustmark"), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund's Class A Shares and Class B Shares to 1.50% and 2.25%, respectively. These contractual limitations are in effect until at least September 30, 2012 and may not be terminated without Board approval.
[13]	A contingent deferred sales charge (CDSC) on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
[14]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
[15]	The Fund's investment adviser, Trustmark Investment Advisors, Inc. ("Trustmark"), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund's Institutional Class Shares to 1.25%. These contractual limitations are in effect until at least September 30, 2012 and may not be terminated without Board approval.